Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Warrant liability - 2010 Series B	$ 346,414	$ 898,722	$ 3,705,472
Debenture conversion feature -2012	5,403,000	7,548,500
Warrant liability - 2012 placement agent	374,550	542,530
Warrant liability - 2012 Series A&B	14,312,437	12,430,525
Total	20,436,401	21,420,277	3,705,472
Quoted Market Prices in Active Markets (Level 1)
Liabilities
Warrant liability - 2010 Series B	0	0	0
Debenture conversion feature -2012	0	0
Warrant liability - 2012 placement agent	0	0
Warrant liability - 2012 Series A&B	0	0
Total	0	0	0
Significant Other Observable Inputs (Level 2)
Liabilities
Warrant liability - 2010 Series B	0	0	0
Debenture conversion feature -2012	0	0
Warrant liability - 2012 placement agent	0	0
Warrant liability - 2012 Series A&B	0	0
Total	0	0	0
Significant Unobservable Inputs (Level 3)
Liabilities
Warrant liability - 2010 Series B	346,414	898,722	3,705,472
Debenture conversion feature -2012	5,403,000	7,548,500
Warrant liability - 2012 placement agent	374,550	542,530
Warrant liability - 2012 Series A&B	14,312,437	12,430,525
Total	$ 20,436,401	$ 21,420,277	$ 3,705,472